Schedule of Preliminary Purchase Price Allocation (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 27, 2014	Dec. 31, 2013	Dec. 31, 2012	Jun. 30, 2014 Subsequent Event
Business Acquisition [Line Items]
Cash and cash equivalents				$ 9,971
Accounts receivable				97,692
Inventories				81,702
Other current assets				25,094
Property, plant and equipment				197,396
Goodwill	34,198	34,198	34,198	173,881
Other identifiable intangible assets				183,323
Other assets				10,951
Current liabilities				(122,544)
Deferred income taxes				(98,408)
Long-term debt				(244,150)
Other long-term liabilities				(17,562)
Total consideration transferred				$ 297,346